Earnings Per Share - Weighted average number of ordinary shares outstanding diluted (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average number of ordinary shares outstanding diluted
Ordinary shares iddued at 1 January	680,409,104	679,092,279	679,469,076
Plans of rights over shares	1,060,579	248,164	(2,654,302)
Effect of treasury stock	103,462	576,272	287,218
Weighted average number of ordinary shares outstanding (diluted)	681,573,145	679,916,715	677,101,992